Offsets	Nov. 01, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Equity LifeStyle Properties, Inc.
Form or Filing Type	S-3
File Number	333-277426
Initial Filing Date	Feb. 28, 2024
Fee Offset Claimed	$ 26,953.6
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 182,612,440
Termination / Withdrawal Statement
(1)
The Registrant previously registered common stock having an
aggregate
offering price of up to $500,000,000, offered by means of a 424(b)(5) prospectus supplement, dated February 28, 2024 (the “Prior Prospectus Supplement”), pursuant to the Registration Statement on Form
S-3ASR
(File
No. 333-277426)
filed on February 27, 2024. As of the date of this prospectus supplement, common
stock having an aggregate offering price of up to $182,612,440 was not sold under the Previous Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, an amount of $26,953.60 corresponding to the registration fee that was paid and remains unused with respect to securities that were previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder is offset against the registration fee due for this offering. The offering pursuant to the Prior Prospectus Supplement has terminated.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Equity LifeStyle Properties, Inc.
Form or Filing Type	S-3
File Number	333-277426
Filing Date	Feb. 28, 2024
Fee Paid with Fee Offset Source	$ 35,160.12